Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) R in Millions	Jun. 30, 2025 ZAR (R) R / kg	Jun. 30, 2024 ZAR (R) R / kg	Jun. 30, 2023 ZAR (R)
Financial assets
Trade receivables	R 2,485	R 1,428
Interest and other receivables	231	150
Employee receivables	17	10
Non-financial assets
Prepayments	450	355
Value added tax and general sales tax	737	625
Income and mining taxes	82	36
Total trade and other receivables	R 4,002	R 2,604
Closing gold market spot price | R / kg	1,884,586	1,359,748
Trade receivables (metals) | Gross
Financial assets
Trade receivables	R 2,344	R 1,239
Other trade receivables | Gross
Financial assets
Trade receivables	312	401
Trade receivables [member]
Non-financial assets
Loss allowance	R (171)	R (212)	R (211)